Cash and cash equivalents_Significant non-cash transactions (Details) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2018 KRW (₩)		Jun. 30, 2017 KRW (₩)		Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Cash flow noncash investing and financing activities disclosure [Abstract]
Changes in other comprehensive gain due to remeasurement of financial assets designated at FVTOCI					₩ 41,452,000,000	[1]	$ 37,284	₩ 0
Changes in other comprehensive loss due to valuation of AFS financial assets	₩ 0		₩ (41,680,000,000)		0			(28,706,000,000)
Changes in other comprehensive income and loss of investment in associates					1,210,000,000			1,507,000,000
Changes in other comprehensive gain (loss) of foreign operations translation	37,268,000,000		31,450,000,000		35,526,000,000		31,954	(69,010,000,000)
Changes in other comprehensive loss related to valuation of cash flow hedging	(2,787,000,000)		(673,000,000)		(6,213,000,000)		(5,588)	(1,526,000,000)
Changes in other comprehensive loss due to remeasurement of the net defined benefit liability	(6,113,000,000)		16,840,000,000		(59,573,000,000)		$ (53,583)	(9,677,000,000)
Changes in investments in associates due to equity swap	0		51,405,000,000	[2]	0			51,405,000,000	[2]
Changes in investments in associates due to accounts transfer	(5,865,000,000)	[3]	(16,354,000,000)	[4]	(5,865,000,000)	[3]		(16,354,000,000)	[4]
Changes in accrued dividends of hybrid equity securities					(80,000,000)			(9,804,000,000)
Changes in intangible assets related to accounts payable	32,369,000,000		(8,506,000,000)		32,369,000,000			(8,506,000,000)
Classified to assets held for sale from premises and equipment	₩ 6,050,000,000		₩ 2,184,000,000		₩ 6,050,000,000			₩ 2,184,000,000

[1]	The consolidated interim statements of changes in equity for the six months ended June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated interim statements of changes in equity for the six months ended June 30, 2017 was not retrospectively restated in accordance with IFRS 9.
[2]	Changes in investments in joint ventures and associates due to debt-equity swap is 51,405 million Won.
[3]	Investments in joint ventures and associates decreased by 5,865 million Won through transfers to assets held for sale which occurred during the six months ended June 30, 2018.
[4]	Investments in joint ventures and associates decreased by 16,354 million Won through transfers to assets held for sale occurred for the six months ended June 30, 2017.